UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
c/o U.S. Bank Global Fund Services
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period November 30, 2019

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 69.4%
Computer & Electronic Product Manufacturing: 7.8%
379,380	ON Semiconductor Corp. [1]	$8,145,289
26,410	Roper Technologies, Inc.	9,517,372
		17,662,661
Credit Intermediation: 16.3%
47,410	Euronet Worldwide, Inc. [1]	7,452,378
314,086	First Hawaiian, Inc.	8,964,015
753,704	Kearny Financial Corp.	10,627,226
53,320	Visa, Inc. - Class A	9,838,073
		36,881,692
Health Care Equipment Manufacturing: 8.8%
66,970	STERIS PLC	10,121,846
28,130	Teleflex, Inc.	9,939,454
		20,061,300
Insurance Carriers & Related Activities: 10.0%
120,290	eHealth, Inc. [1]	11,097,955
158,900	The Progressive Corp.	11,607,645
		22,705,600
Machinery: 1.8%
486,320	3D Systems Corp. [1,2]	4,128,857

Merchant Wholesalers & Durable Goods: 4.8%
305,900	LKQ Corp. [1]	10,792,152

Miscellaneous Manufacturing: 3.3%
38,339	ABIOMED, Inc. [1]	7,521,345

Professional, Scientific & Technical Services: 2.6%
170,320	Ebix, Inc. [2]	5,923,730

Real Estate: 4.2%
85,552	The Howard Hughes Corp. [1]	9,445,796

Sporting & Recreation Goods: 5.4%
59,367	Pool Corp.	12,256,317

Transportation Equipment Manufacturing: 4.4%
74,790	WABCO Holdings, Inc. [1]	10,077,952

TOTAL COMMON STOCKS
(Cost $126,245,640)		157,457,402

PREFERRED STOCKS: 1.3%
Professional, Scientific & Technical Services: 1.3%
47,800	B. Riley Financial, Inc., 6.750%[2]	1,246,624
72,000	B. Riley Financial, Inc., 6.500%	1,812,240
		3,058,864
TOTAL PREFERRED STOCKS
(Cost $2,995,000)		3,058,864

Principal Amount
CORPORATE BONDS: 19.3%
Chemical Manufacturing: 0.2%
	HB Fuller Co.,
	4.000%
$238,000	2/15/27	235,197
	Kimberly-Clark Corp.,
	3.200%
100,000	4/29/29	107,243
		342,440
Computer & Electronic Products: 0.1%
	Hewlett-Packard Co.,
	3.750%
321,000	12/1/20	326,198

Food Manufacturing: 5.5%
	Campbell Soup Co.,
	2.500%
6,045,000	8/22/22	6,106,741
	Flowers Foods, Inc.,
	4.375%
6,225,000	4/1/22	6,467,108
		12,573,849
Furniture Manufacturing: 0.4%
	Leggett & Platt, Inc.,
	3.400%
970,000	8/15/22	989,633

General Merchandise Stores: 0.3%
	Walmart, Inc.,
	3.400%
640,000	6/26/23	672,268

Insurance Carriers & Related Activities: 0.4%
	Reinsurance Group of America, Inc.,
	3.900%
800,000	5/15/29	851,544

Merchant Wholesalers, Durable Goods: 0.5%
	Hubbell, Inc.,
	3.500%
1,045,000	2/15/28	1,082,600

Oil & Gas: 4.6%
	Phillips 66,
	4.300%
10,000,000	4/1/22	10,523,701

Professional, Scientific & Technical Services: 6.7%
	Equifax, Inc.,
	3.300%
4,995,000	12/51/22	5,124,677
	NortonLifeLock, Inc.,
	4.200%
10,000,000	9/15/20	10,099,440
		15,224,117
Waste Management & Remediation Services: 0.5%
	Waste Management, Inc.,
	3.200%
1,055,000	6/15/26	1,110,185

TOTAL CORPORATE BONDS
(Cost $42,494,283)		43,696,535

Shares
SHORT-TERM INVESTMENTS: 9.9%
Money Market Funds: 9.9%
22,415,832	Invesco Government & Agency Portfolio - Institutional Class, 1.527%[3]	22,415,832

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,415,832)		22,415,832

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 4.8%
Money Market Funds: 4.8%
10,778,078	First American Government Obligations Fund - Class Z, 1.518%[3]	10,778,078

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $10,778,078)		10,778,078

TOTAL INVESTMENTS IN SECURITIES: 104.7%
(Cost $204,928,833)		237,406,711
Liabilities in Excess of Other Assets: (4.7)%		(10,585,484)
TOTAL NET ASSETS: 100.0%		$226,821,227

[1]	Non-income producing security.
[2]	This security or a portion of this security was out on loan as of November 30, 2019. Total loaned securities had a value of $10,444,606 or 4.6% of net assets.
[3]	Annualized seven-day effective yield as of November 30, 2019.

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2019 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2019. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$157,457,402	$-	$-	$157,457,402
Preferred Stocks	3,058,864	-	-	3,058,864
Corporate Bonds	-	43,696,535	-	43,696,535
Short-Term Investments	22,415,832	-	-	22,415,832
Investments Purchased with Cash Proceeds from Securities Lending	10,778,078	-	-	10,778,078
Total Investments in Securities	$193,710,176	$43,696,535	$-	$237,406,711

Villere Equity Fund

SCHEDULE OF INVESTMENTS at November 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 79.3%
Computer & Electronic Product Manufacturing: 9.4%
91,690	ON Semiconductor Corp. [1]	$1,968,584
5,470	Roper Technologies, Inc.	1,971,224
		3,939,808

Computer & Electronic Products: 0.9%
7,560	Western Digital Corp.	380,495

Credit Intermediation: 18.2%
11,170	Euronet Worldwide, Inc. [1]	1,755,812
67,890	First Hawaiian, Inc.	1,937,581
128,190	Kearny Financial Corp.	1,807,479
11,790	Visa, Inc. - Class A	2,175,373
		7,676,245
Electrical Equipment & Appliance Manufacturing: 1.2%
6,850	Axon Enterprise, Inc. [1]	505,530

Health Care Equipment Manufacturing: 9.6%
13,460	STERIS PLC	2,034,344
5,740	Teleflex, Inc.	2,028,172
		4,062,516
Insurance Carriers & Related Activities: 11.4%
28,930	eHealth, Inc. [1]	2,669,082
29,500	The Progressive Corp.	2,154,975
		4,824,057
Machinery: 1.8%
90,756	3D Systems Corp. [1,2]	770,518

Merchant Wholesalers & Durable Goods: 4.5%
54,100	LKQ Corp. [1]	1,908,648

Miscellaneous Manufacturing: 4.8%
10,400	ABIOMED, Inc. [1]	2,040,272

Professional, Scientific & Technical Services: 3.9%
48,090	Ebix, Inc. [2]	1,672,570

Real Estate: 3.7%
14,230	The Howard Hughes Corp. [1]	1,571,134

Sporting & Recreation Goods: 5.0%
10,170	Pool Corp.	2,099,597

Transportation Equipment Manufacturing: 4.9%
15,415	WABCO Holdings, Inc. [1]	2,077,171

TOTAL COMMON STOCKS
(Cost $27,127,339)		33,528,561

SHORT-TERM INVESTMENTS: 20.7%
Money Market Funds: 20.7%
8,767,026	Invesco Government & Agency Portfolio - Institutional Class, 1.527%[3]	8,767,026

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,767,026)		8,767,026

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 5.8%
Money Market Funds: 5.8%
2,443,934	First American Government Obligations Fund - Class Z, 1.518%[3]	2,443,934

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $2,443,934)		2,443,934

TOTAL INVESTMENTS IN SECURITIES: 105.8%
(Cost $38,338,299)		44,739,521
Liabilities in Excess of Other Assets: (5.8)%		(2,470,426)
TOTAL NET ASSETS: 100.0%		$42,269,095

[1]	Non-income producing security.
[2]	This security or a portion of this security was out on loan as of November 30, 2019. Total loaned securities had a value of $2,364,394 or 5.6% of net assets.
[3]	Annualized seven-day effective yield as of November 30, 2019.

Villere Equity Fund
Summary of Fair Value Exposure at November 30, 2019 (Unaudited)

The Villere Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2019. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$33,528,561	$-	$-	$33,528,561
Short-Term Investments	8,767,026	-	-	8,767,026
Investments Purchased with Cash Proceeds from Securities Lending	2,443,934	-	-	2,443,934
Total Investments in Securities	$44,739,521	$-	$-	$44,739,521

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date January 7, 2020

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer / Principal Financial Officer

Date January 7, 2020

* Print the name and title of each signing officer under his or her signature.